Amounts Receivable	12 Months Ended
Mar. 31, 2019
Trade And Other Current Receivables [Abstract]
Amounts Receivable
7.	amounts receivable

Amounts receivable is comprised of:

	March 31,	March 31,
	2019	2018

Accounts receivable	$61,830	$5,863
Indirect tax receivable	27,805	15,262
Interest receivable	7,193	300
Other receivables	10,146	-

Total amounts receivable	$106,974	$21,425